Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2010, 2011 and 2012 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)

Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111

Expenditures for additions to long- lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income (loss)					837

Expenditures for additions to long- lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

Schedule Of Net Sales To Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	11,976	22,398	16,095
Americas	4,930	9,278	29,742
Europe	2,137	2,252	7,015
Asia	34,182	65,706	88,196

Total	53,225	99,634	141,048

Schedule Of Long-Lived Assets

Property, plant and equipment as of March 31, 2010, 2011 and 2012 were as follows:

	Yen (Millions)
	2010	2011	2012
Japan	¥29,750	29,280	28,234
Americas	214	281	1,073
Europe	539	563	1,582
Asia	2,378	1,754	3,317

Total	¥32,881	31,878	34,206